2. BUSINESS ACQUISITION (Details Narrative) - USD ($)		11 Months Ended	12 Months Ended
	Jul. 02, 2019	Jun. 01, 2019	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019
Amount due for business acquisition			$ 1,443,341	$ 0	$ 0
Subsequent Event [Member] | 2019 July Stock Sale [Member]
Stock issued during period, shares	760,000
Proceeds from sale of stock	$ 950,000
Ross Optical Industries [Member]
Total purchase price		$ 2,000,000
Amount due for business acquisition		1,443,341
Acquisition earn out liability		$ 500,000
Reduction in pro forma operating expenses			$ 447,722	$ 364,149